Employee benefits (post-employment) (Details Narrative) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
PPSPR and PPSPNR [member]
IfrsStatementLineItems [Line Items]
Reduction in liabilities	$ 1,731
Description of migration comprision	(i) a US$ 1 gain in the statement of income for the past service cost of the 2,176 participants who opted for the migration (as detailed in table “Changes in the net actuarial liability” previously presented in this note); (ii) a
Additional contribution of participants in defined benefit plan	$ 518
Pps prp post [Member]
IfrsStatementLineItems [Line Items]
Employers' expected contributions to the plan	$ 244
Actuarial liability participation	12 years 9 months 7 days		12 years 5 months 5 days
Discount rate	4.27%		3.59%
PPSP-NR [Member]
IfrsStatementLineItems [Line Items]
Employers' expected contributions to the plan paid	$ 18
Actuarial liability participation	11 years 11 months 26 days		11 years 6 months 4 days
Discount rate	4.23%		3.53%
Pension plans petros [member]
IfrsStatementLineItems [Line Items]
Defined contribution pension plans paid	$ 77	$ 85